Lease and Commitments (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	May 03, 2017 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Jan. 08, 2020 USD ($)	Jul. 13, 2018 ft²
Rent expense	$ 2,078	$ 13,343	$ 13,434	$ 40,479	$ 37,679	$ 51,292	$ 69,758
Area of land | ft²	3,577								1,000
Base rent	$ 2,078	2,162		$ 2,162
Annual increase in rent	0.02
Unusable period	45 days
Lease term description				Company entered into a lease amendment whereby agreed to extend the lease term through November of 2026
Operating lease, right-use of asset		164,350		$ 164,350		148,693		$ 189,600
Operating lease payment		$ 164,695		$ 164,695		$ 153,772
Operating lease discount rate		0.12%		0.12%		2.18%
Weighted average remaining lease term		6 years		6 years		7 years
Weighted average discount rate		0.12%		0.12%		2.18%
Gel-Del Technologies, Inc [Member]
Operating lease payment		$ 330,000		$ 330,000		$ 330,000